Convertible Debentures (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 01, 2021 CAD ($) $ / shares	Jul. 24, 2020 CAD ($)	Dec. 13, 2018 CAD ($) $ / shares shares	Nov. 28, 2018 CAD ($) $ / shares shares	Oct. 31, 2023 CAD ($) $ / shares	Oct. 31, 2022 CAD ($) $ / shares	Oct. 31, 2021 CAD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Warrants exercise price | $ / shares					$ 5.61	$ 2.58	$ 2.60
Equity component					$ 717	$ 717
Outstanding debt					12,644	12,257
Net loss					(40,952)	(70,848)
Gain (loss) on revaluation of debenture					505	0
Broker Warrants
Disclosure of detailed information about borrowings [line items]
Debt issuance costs			$ 618
Warrants issued | shares			504,733
Fair value of warrants			$ 93
Number of common shares for each warrant | shares			1
Warrants exercise price | $ / shares			$ 0.75
Fair value liability component			$ 8,907
Deferred tax			654
Equity component			2,422
Debt issuance costs debt component			132
Debt issuance costs equity component			$ 486
Risk free interest rate | Broker Warrants
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input			0.22
Unsecured convertible debentures
Disclosure of detailed information about borrowings [line items]
Number of convertible debentures under private placement | shares				20,000
Issue price | $ / shares			$ 1	$ 1
Amount of convertible debentures				$ 20,000
Interest rate		8.50%		8.50%
Maturity period		3 years		2 years
Number of convertible debentures issued | shares			11,330
Proceeds from convertible debentures			$ 11,330
Outstanding debt		$ 10,808
Repayment of principle amount						2,794
Convertible Debentures					8,708	7,466	$ 8,163
Gain (loss) on revaluation of debenture					505
Unsecured convertible debentures | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares				$ 0.75
Unsecured convertible debentures | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares				$ 11.25
Secured Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Interest rate	8.50%
Fair value liability component	$ 5,069
Deferred tax	1,072
Equity component	247
Outstanding debt	10,808
Conversion option transfer to contributed surplus	1,445
Gain loss on extinguishment of debenture	$ 3,808					(222)
Repayment of principle amount						1,340
Convertible Debentures					$ 8,708	$ 7,466
Secured Convertible Debenture | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares	$ 0.425
Secured Convertible Debenture | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares	$ 6.375
Secured Convertible Debenture | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input	22